Note 13 - Income Taxes - Components of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current	$ 1,442	$ 724
Deferred	(566)	(41)
Total federal	876	683
State, current	416	267
Total	$ 1,292	$ 950